Equity (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Feb. 04, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Sep. 19, 2023
Equity [Line Items]
Share repurchase programs, description		The amount shown in “Total outstanding shares” is net of treasury shares and Management shares (shares and vehicles held by members of the Board of Directors, Fiscal Council, Audit Committee and Statutory Board of Executive Officers).
Increase in capital		R$ 3,000,000			R$ 3
Capital amounts		R$ 1,587,988	R$ 1,587,985
Issuance of common shares (in Shares)		102,683,444	102,377,008
Written off		R$ 610
Maturity date		Jun. 30, 2024
Compensation plan accumulated balance		R$ 176
Residual amount		1,974
Capital transaction initial payment	R$ 160,399
Parties agreed value		R$ 11,031
Legal reserve, description		Pursuant to article 193 of Law No. 6404/76 and article 36, item (a), 5% (five per cent) of the BrasilAgro’s net income at the end of each year must, before any other allocation, be used to set up a legal reserve, which shall not exceed 20% (twenty percent) of capital.BrasilAgro is allowed not to set up the legal reserve for the financial year in which the reserve balance, plus the amount of capital reserve addressed in item 1, of article 182, of Law No. 6404/76, exceeds 30% (thirty per cent) of capital. The legal reserve aims at assuring the integrity of BrasilAgro’s capital and may only be used to offset loss and increase capital.
Minimum mandatory dividends		R$ 63,777
Dividends proposed		R$ 256,223
Dividends, description		In accordance with article 40 of the Bylaws, dividends not received or claimed will be time-barred within three (3) years from the date they were made available to the shareholder and will inure to the Company.Pursuant to article 36, of the Company’s Bylaws, income for the year shall be allocated as follows after accrual of the legal reserve: (i) 25% (twenty five percent) of adjusted net income will be allocated to the payment of mandatory dividends; (ii) the remaining portion may be allocated to payments of additional dividends approved at the Shareholders Meeting; and (iii) the reserve for investment and expansion, in compliance with Federal Law 6,404/76.
Foreign exchange rate variation arising from the translation		R$ 54,708
Foreign exchange rate variation		54,768	(34,068)	18,265
Accumulated other comprehensive income		R$ 118,387	R$ 63,619	R$ 97,687
Ordinary shares [Member]
Equity [Line Items]
Issuance of common shares (in Shares)					306,436
Price per share (in Brazil Real per share)					R$ 0.01